Equity (Details 3) - ₪ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Number of options, Outstanding at the beginning of year	8,722,500	10,459,800	11,110,000
Number of options, Granted	11,630,000		1,172,300
Number of options, Forfeited	(801,064)	(302,500)	(485,833)
Number of options, Expired	(1,242,636)	(1,434,800)	(1,336,667)
Number of options, Outstanding at year end	18,308,800	8,722,500	10,459,800
Number of options, Exercisable at year end	6,064,400	7,208,542	6,034,999
Weighted average of exercise price per 1 ordinary share, Outstanding at the beginning of year	₪ 4.69	₪ 4.80	₪ 8.44
Weighted average of exercise price per 1 ordinary share, Granted	0.162		2.05
Weighted average of exercise price per 1 ordinary share, Forfeited	3.52	6.45	15.6
Weighted average of exercise price per 1 ordinary share, Expired	3.74	5.09	6.98
Weighted average of exercise price per 1 ordinary share, Outstanding at year end	0.58	4.69	4.80
Weighted average of exercise price per 1 ordinary share, Exercisable at year end	₪ 6.11	₪ 6.32	₪ 9.23